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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04815

Ultra Series Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711
(Address of principal executive offices)(Zip code)

Lisa R. Lange
Chief Legal Officer & Chief Compliance Officer
Madison Asset Management, LLC

550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant's telephone number, including area code: 608-274-0300

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1. Schedule of Investments.

Ultra Series Fund
Quarterly Portfolio Holdings Report
September 30, 2015

CONSERVATIVE ALLOCATION FUND
MODERATE ALLOCATION FUND
AGGRESSIVE ALLOCATION FUND
MONEY MARKET FUND
CORE BOND FUND
HIGH INCOME FUND
DIVERSIFIED INCOME FUND
LARGE CAP VALUE FUND
LARGE CAP GROWTH FUND
MID CAP FUND
SMALL CAP FUND
INTERNATIONAL STOCK FUND
MADISON TARGET RETIREMENT 2020 FUND
MADISON TARGET RETIREMENT 2030 FUND
MADISON TARGET RETIREMENT 2040 FUND
MADISON TARGET RETIREMENT 2050 FUND

Ultra Series Fund | September 30, 2015
Conservative Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.7%
Alternative Funds - 2.2%
SPDR Gold Shares *		33,351	$3,563,888

Bond Funds - 60.6%
Baird Aggregate Bond Fund Institutional Shares		791,653	8,510,268
iShares 3-7 Year Treasury Bond ETF		26,427	3,294,126
iShares 7-10 Year Treasury Bond ETF		106,049	11,439,506
iShares TIPS Bond Fund ETF		15,505	1,716,248
Madison Core Bond Fund Class Y (A)		3,768,721	37,951,020
Madison Corporate Bond Fund Class Y (A)		1,238,201	14,004,048
Madison High Quality Bond Fund Class Y (A)		321,484	3,552,397
Metropolitan West Total Return Bond Fund Class I		985,342	10,671,259
SPDR Barclays Short-Term High Yield Bond ETF		303,095	8,165,379

			99,304,251
Foreign Stock Funds - 5.4%
Madison NorthRoad International Fund Class Y (A)		317,754	3,152,120
SPDR S&P Emerging Asia Pacific ETF		23,001	1,671,713
WisdomTree Europe Hedged Equity Fund		51,441	2,811,251
WisdomTree Japan Hedged Equity Fund		24,302	1,182,535

			8,817,619
Money Market Funds - 3.2%
State Street Institutional U.S. Government Money Market Fund		5,213,020	5,213,020

Stock Funds - 28.3%
iShares Core MSCI EAFE ETF		60,284	3,183,598
iShares Russell Mid-Cap ETF		60,476	9,407,646
Madison Investors Fund Class Y (A)		103,733	2,077,762
Madison Large Cap Growth Fund Class Y (A)		429,192	9,133,199
Madison Large Cap Value Fund Class Y (A)		799,292	12,405,006
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		241,440	3,394,643
Vanguard Growth ETF		24,858	2,493,009
Vanguard Information Technology ETF		18,625	1,862,500
Vanguard Value ETF		32,497	2,494,145

			46,451,508

TOTAL INVESTMENTS - 99.7% ( Cost $159,187,177 )			163,350,286
NET OTHER ASSETS AND LIABILITIES - 0.3%			455,960

TOTAL NET ASSETS - 100.0%			$163,806,246

*	Non-income producing.
(A)	Affiliated Company.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2015
Moderate Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.7%
Alternative Funds - 2.1%
SPDR Gold Shares *		56,271	$6,013,119

Bond Funds - 36.7%
iShares 3-7 Year Treasury Bond ETF		28,456	3,547,040
iShares 7-10 Year Treasury Bond ETF		190,891	20,591,412
Madison Core Bond Fund Class Y (A)		4,878,371	49,125,200
Madison Corporate Bond Fund Class Y (A)		481,207	5,442,450
Metropolitan West Total Return Bond Fund Class I		1,567,730	16,978,516
SPDR Barclays Short-Term High Yield Bond ETF		342,398	9,224,202

			104,908,820
Foreign Stock Funds - 9.3%
Madison NorthRoad International Fund Class Y (A)		975,734	9,679,277
SPDR S&P Emerging Asia Pacific ETF		70,262	5,106,642
WisdomTree Europe Hedged Equity Fund		153,432	8,385,059
WisdomTree Japan Hedged Equity Fund		70,832	3,446,685

			26,617,663
Money Market Funds - 2.7%
State Street Institutional U.S. Government Money Market Fund		7,595,446	7,595,446

Stock Funds - 48.9%
iShares Core MSCI EAFE ETF		215,724	11,392,384
iShares Core S&P Mid-Cap ETF		143,097	19,548,481
Madison Investors Fund Class Y (A)		573,215	11,481,495
Madison Large Cap Growth Fund Class Y (A)		1,489,388	31,694,180
Madison Large Cap Value Fund Class Y (A)		2,271,679	35,256,455
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		557,394	7,836,966
Vanguard Financials ETF		45,551	2,108,556
Vanguard Growth ETF		72,238	7,244,749
Vanguard Information Technology ETF		59,092	5,909,200
Vanguard Value ETF		94,438	7,248,117

			139,720,583

TOTAL INVESTMENTS - 99.7% ( Cost $268,930,169 )			284,855,631
NET OTHER ASSETS AND LIABILITIES - 0.3%			738,167

TOTAL NET ASSETS - 100.0%			$285,593,798

*	Non-income producing.
(A)	Affiliated Company.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2015
Aggressive Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 98.9%
Alternative Funds - 2.2%
SPDR Gold Shares *		19,746	$2,110,057

Bond Funds - 16.5%
iShares 7-10 Year Treasury Bond ETF		37,143	4,006,615
Madison Core Bond Fund Class Y (A)		969,809	9,765,976
Metropolitan West Total Return Bond Fund Class I		227,675	2,465,721

			16,238,312
Foreign Stock Funds - 12.1%
Madison NorthRoad International Fund Class Y (A)		367,094	3,641,575
SPDR S&P Emerging Asia Pacific ETF		31,181	2,266,235
WisdomTree Europe Hedged Equity Fund		78,885	4,311,065
WisdomTree Japan Hedged Equity Fund		34,382	1,673,028

			11,891,903
Money Market Funds - 2.2%
State Street Institutional U.S. Government Money Market Fund		2,178,737	2,178,737

Stock Funds - 65.9%
iShares Core MSCI EAFE ETF		116,474	6,150,992
iShares Core S&P Mid-Cap ETF		67,909	9,277,048
Madison Investors Fund Class Y (A)		246,192	4,931,226
Madison Large Cap Growth Fund Class Y (A)		697,992	14,853,270
Madison Large Cap Value Fund Class Y (A)		954,680	14,816,637
Madison Mid Cap Fund Class Y (A)		94,074	782,693
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		369,233	5,191,415
Vanguard Financials ETF		36,752	1,701,250
Vanguard Growth ETF		19,567	1,962,375
Vanguard Information Technology ETF		31,741	3,174,100
Vanguard Value ETF		25,400	1,949,450

			64,790,456

TOTAL INVESTMENTS - 98.9% ( Cost $91,006,517 )			97,209,465
NET OTHER ASSETS AND LIABILITIES - 1.1%			1,116,767

TOTAL NET ASSETS - 100.0%			$98,326,232

*	Non-income producing.
(A)	Affiliated Company.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2015
Money Market Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 95.6%
Fannie Mae - 20.7%
0.112%, 10/7/15 (A)	$400,000	$399,993
4.375%, 10/15/15	568,000	568,921
0.122%, 10/19/15 (A)	800,000	799,952
1.625%, 10/26/15	1,372,000	1,373,422
0.142%, 12/23/15 (A)	479,000	478,845

		3,621,133
Federal Farm Credit Bank - 12.4%
0.106%, 10/5/15 (A)	300,000	299,996
0.152%, 10/19/15 (A)	250,000	249,981
0.170%, 10/22/15	500,000	500,014
0.430%, 11/16/15	250,000	250,088
1.500%, 11/16/15	300,000	300,485
4.875%, 12/16/15	565,000	570,421

		2,170,985
Federal Home Loan Bank - 26.0%
0.172%, 10/7/15 (A)	500,000	499,986
0.142%, 10/9/15 (A)	600,000	599,981
0.142%, 10/28/15 (A)	500,000	499,947
0.101%, 10/30/15 (A)	150,000	149,988
0.101%, 11/5/15 (A)	1,000,000	999,903
0.180%, 11/12/15	875,000	875,044
0.152%, 12/11/15 (A)	400,000	399,882
0.162%, 12/22/15 (A)	230,000	229,916
0.183%, 1/4/16 (A)	300,000	299,858

		4,554,505
Freddie Mac - 19.7%
0.101%, 10/13/15 (A)	750,000	749,975
0.076%, 10/15/15 (A)	500,000	499,985
0.167%, 10/20/15 (A)	200,000	199,983
0.086%, 10/23/15 (A)	700,000	699,964
0.106%, 10/26/15 (A)	300,000	299,978
4.750%, 11/17/15	1,000,000	1,005,911

		3,455,796
U.S. Treasury Notes - 16.8%
0.250%, 10/15/15	500,000	500,046
1.250%, 10/31/15	750,000	750,741
1.375%, 11/30/15	700,000	701,470
0.250%, 12/31/15	1,000,000	1,000,583

		2,952,840

Total U.S. Government and Agency Obligations ( Cost $16,755,259 )		16,755,259
	Shares
INVESTMENT COMPANIES - 4.2%
State Street Institutional U.S. Government Money Market Fund	733,939	733,939

Total Investment Companies ( Cost $733,939 )		733,939

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2015
Money Market Fund Portfolio of Investments (unaudited)

TOTAL INVESTMENTS - 99.8% ( Cost $17,489,198 )		17,489,198
NET OTHER ASSETS AND LIABILITIES - 0.2%		43,660

TOTAL NET ASSETS - 100.0%		$17,532,858

(A)	Rate noted represents annualized yield at time of purchase.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2015
Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
ASSET BACKED SECURITIES - 1.9%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.55%, 9/21/30	$652,045	$679,813
CarMax Auto Owner Trust, Series 2015-1, Class A2, 0.88%, 3/15/18	970,704	971,203
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	673,797	673,772
GreatAmerica Leasing Receivables, Series 2015-1, Class A2 (B), 1.12%, 6/20/17	500,000	500,943
Hyundai Auto Receivables Trust, Series 2014-A, Class A3, 0.79%, 7/16/18	175,000	175,001
John Deere Owner Trust, Series 2014-B, Class A2A, 0.54%, 7/17/17	564,315	563,957
Volkswagen Auto Lease Trust, Series 2014-A, Class A3, 0.8%, 4/20/17	845,000	844,984

Total Asset Backed Securities ( Cost $4,398,722 )		4,409,673
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.8%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A1A (A), 5.65%, 6/11/50	974,528	1,040,385
FREMF Mortgage Trust, Series 2012-K708, Class B (A) (B), 3.886%, 2/25/45	1,000,000	1,041,969
FREMF Mortgage Trust, Series 2011-K701, Class C (A) (B), 4.436%, 7/25/48	1,000,000	1,041,232
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A4, 5.399%, 5/15/45	1,045,162	1,061,410

Total Commercial Mortgage-Backed Securities ( Cost $4,233,528 )		4,184,996
COLLATERALIZED MORTGAGE OBLIGATION - 0.2%
Government National Mortgage Association, Series 2015-53, Class IL, IO, 3%, 9/20/44	3,198,580	480,453

Total Collateralized Mortgage Obligations ( Cost $493,321 )		480,453
CORPORATE NOTES AND BONDS - 31.5%
Consumer Discretionary - 4.6%
AARP Inc. (B) (C), 7.5%, 5/1/31	2,000,000	2,722,194
Advance Auto Parts Inc., 4.5%, 12/1/23	1,000,000	1,043,288
AutoZone Inc., 1.3%, 1/13/17	1,500,000	1,501,912
CCO Safari II LLC (B), 4.464%, 7/23/22	800,000	800,422
DR Horton Inc., 3.75%, 3/1/19	475,000	477,969
ERAC USA Finance LLC (B), 6.7%, 6/1/34	2,000,000	2,398,110
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	253,000	256,163
Harman International Industries Inc., 4.15%, 5/15/25	400,000	397,791
Priceline Group Inc./The, 3.65%, 3/15/25	300,000	298,185
Sirius XM Radio Inc. (B), 6%, 7/15/24	350,000	351,750
Toll Brothers Finance Corp., 4%, 12/31/18	500,000	513,750
		10,761,534
Consumer Staples - 0.5%
CVS Health Corp., 5.125%, 7/20/45	1,000,000	1,074,953

Energy - 4.1%
Antero Resources Corp. (B), 5.625%, 6/1/23	300,000	263,250
Energy Transfer Partners L.P., 5.2%, 2/1/22	1,000,000	1,004,667
Enterprise Products Operating LLC, 3.75%, 2/15/25	750,000	714,763
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas Inc., 6.75%, 2/1/22	1,250,000	1,097,188
Helmerich & Payne International Drilling Co., 4.65%, 3/15/25	400,000	398,196
Hess Corp., 7.875%, 10/1/29	960,000	1,133,337
Marathon Oil Corp., 2.7%, 6/1/20	300,000	290,713
Transocean Inc. (D), 7.5%, 4/15/31	2,000,000	1,290,000
Valero Energy Corp., 7.5%, 4/15/32	2,000,000	2,369,314
Williams Cos. Inc./The, 4.55%, 6/24/24	950,000	753,284
Williams Partners L.P. / ACMP Finance Corp., 4.875%, 5/15/23	450,000	416,250
		9,730,962

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2015
Core Bond Fund Portfolio of Investments (unaudited)

Financials - 7.2%
AerCap Ireland Captial Ltd. / AerCap Global Aviation Trust (D), 3.75%, 5/15/19	400,000	393,000
Affiliated Managers Group Inc., 4.25%, 2/15/24	1,500,000	1,525,366
Air Lease Corp., 3.875%, 4/1/21	500,000	506,250
Air Lease Corp., 3.75%, 2/1/22	700,000	696,309
American International Group Inc., 3.875%, 1/15/35	800,000	735,900
Apollo Management Holdings L.P. (B), 4%, 5/30/24	750,000	756,129
Fifth Third Bancorp, 2.3%, 3/1/19	500,000	502,049
General Electric Capital Corp., MTN, 3.35%, 10/17/16	2,000,000	2,054,218
Glencore Funding LLC (B), 3.125%, 4/29/19	525,000	441,000
Goldman Sachs Group Inc./The, 5.75%, 1/24/22	1,500,000	1,721,533
Huntington National Bank/The, 2.4%, 4/1/20	1,000,000	993,250
JPMorgan Chase & Co., 3.125%, 1/23/25	900,000	868,597
Lehman Brothers Holdings Inc. * (E), 5.75%, 1/3/17	3,135,000	314
Liberty Mutual Group Inc. (B), 4.25%, 6/15/23	1,000,000	1,034,227
Morgan Stanley, 2.65%, 1/27/20	1,000,000	1,004,727
Regions Bank, 2.25%, 9/14/18	250,000	251,001
Synchrony Financial, 3.75%, 8/15/21	1,100,000	1,111,249
UBS AG/Stamford CT (D), 5.75%, 4/25/18	366,000	401,284
Wells Fargo & Co., MTN, 3%, 2/19/25	1,000,000	962,219
Welltower Inc., 4.5%, 1/15/24	1,000,000	1,045,876

		17,004,498
Health Care - 2.4%
Actavis Funding SCS (D), 4.55%, 3/15/35	435,000	400,227
Cardinal Health Inc., 1.95%, 6/15/18	800,000	800,861
Forest Laboratories Inc. (B), 5%, 12/15/21	250,000	271,195
Gilead Sciences Inc., 4.75%, 3/1/46	450,000	452,075
HCA Inc., 3.75%, 3/15/19	500,000	498,750
Laboratory Corp. of America Holdings, 3.6%, 2/1/25	800,000	774,452
Omnicare Inc., 4.75%, 12/1/22	1,060,000	1,144,800
Wyeth LLC, 6.5%, 2/1/34	1,000,000	1,259,923

		5,602,283
Industrials - 5.3%
ADT Corp./The, 4.125%, 4/15/19	475,000	477,375
Boeing Co./The, 8.625%, 11/15/31	760,000	1,128,314
Boeing Co./The, 6.875%, 10/15/43	1,380,000	1,876,550
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	2,000,000	2,458,008
CRH America Inc. (B), 3.875%, 5/18/25	300,000	300,467
Hertz Corp/The, 7.5%, 10/15/18	400,000	405,204
International Lease Finance Corp., 8.875%, 9/1/17	400,000	437,500
Lockheed Martin Corp., 7.65%, 5/1/16	1,450,000	1,505,712
Norfolk Southern Corp., 5.59%, 5/17/25	1,268,000	1,464,903
Norfolk Southern Corp., 7.05%, 5/1/37	1,400,000	1,853,965
United Rentals North America Inc., 4.625%, 7/15/23	350,000	339,062
Verisk Analytics Inc., 4%, 6/15/25	300,000	296,682

		12,543,742
Information Technology - 1.4%
Apple Inc., 2.4%, 5/3/23	500,000	484,592
Autodesk Inc., 4.375%, 6/15/25	300,000	300,818
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	1,000,000	1,046,363
First Data Corp. (B), 6.75%, 11/1/20	400,000	418,000
Fiserv Inc., 2.7%, 6/1/20	300,000	302,364
Hewlett-Packard Enterprise Co. (B), 6.35%, 10/15/45	300,000	299,796
QUALCOMM Inc., 4.8%, 5/20/45	350,000	306,070
		3,158,003

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2015
Core Bond Fund Portfolio of Investments (unaudited)

Materials - 1.1%
Westvaco Corp., 8.2%, 1/15/30	1,000,000	1,372,470
Weyerhaeuser Co., 7.375%, 3/15/32	1,000,000	1,256,915

		2,629,385
Telecommunication Services - 1.2%
Frontier Communications Corp. (B), 11%, 9/15/25	1,100,000	1,064,250
Intelsat Jackson Holding SA (D), 5.5%, 8/1/23	450,000	371,250
Verizon Communications Inc., 3.45%, 3/15/21	500,000	511,990
Verizon Communications Inc., 5.15%, 9/15/23	626,000	691,536
Verizon Communications Inc., 4.4%, 11/1/34	300,000	279,137

		2,918,163
Utilities - 3.7%
Indianapolis Power & Light Co. (B) (C), 6.05%, 10/1/36	1,000,000	1,235,244
Interstate Power & Light Co., 6.25%, 7/15/39	1,925,000	2,513,386
Sierra Pacific Power Co., Series M, 6%, 5/15/16	1,250,000	1,290,543
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17	1,165,000	1,225,635
Wisconsin Electric Power Co., 6.5%, 6/1/28	2,000,000	2,542,708

		8,807,516

Total Corporate Notes and Bonds ( Cost $74,488,533 )		74,231,039
LONG TERM MUNICIPAL BONDS - 1.9%
General - 1.9%
County of Bexar TX, General Obligation, Series C, 6.628%, 6/15/39	1,000,000	1,131,090
East Baton Rouge Sewerage Commission Revenue, 6.087%, 2/1/45	1,000,000	1,116,210
Kansas Development Finance Authority Revenue, 6.6%, 10/1/39	500,000	572,870
State of Iowa Revenue, 6.75%, 6/1/34	1,000,000	1,141,890
West Contra Costa Unified School District, General Obligation, 8.46%, 8/1/34	500,000	599,760

		4,561,820

Total Long Term Municipal Bonds ( Cost $4,583,721 )		4,561,820
MORTGAGE BACKED SECURITIES - 23.1%
Fannie Mae - 14.8%
5.5%, 4/1/16 Pool # 745444	32,657	32,830
6%, 5/1/16 Pool # 582558	4,123	4,158
5.5%, 9/1/17 Pool # 657335	18,950	19,444
5.5%, 2/1/18 Pool # 673194	98,610	101,755
5%, 5/1/20 Pool # 813965	441,421	469,661
4.5%, 9/1/20 Pool # 835465	328,159	342,500
6%, 5/1/21 Pool # 253847	71,327	80,344
3.5%, 8/1/29 Pool # MA2003	1,600,004	1,691,741
7%, 12/1/29 Pool # 762813	66,050	69,754
7%, 11/1/31 Pool # 607515	38,912	43,116
6.5%, 3/1/32 Pool # 631377	65,160	74,438
7%, 5/1/32 Pool # 644591	21,266	23,933
6.5%, 6/1/32 Pool # 545691	494,510	567,706
5%, 10/1/33 Pool # 254903	836,186	925,660
5.5%, 11/1/33 Pool # 555880	671,279	755,452
5%, 6/1/34 Pool # 778891	190,287	210,589
7%, 7/1/34 Pool # 792636	39,813	41,715
4%, 2/1/35 Pool # MA2177	2,415,929	2,603,384

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2015
Core Bond Fund Portfolio of Investments (unaudited)

5%, 8/1/35 Pool # 829670	724,321	797,853
5%, 9/1/35 Pool # 820347	932,463	1,047,070
5%, 9/1/35 Pool # 835699	841,977	935,461
5%, 11/1/35 Pool # 844809	299,021	329,327
5%, 12/1/35 Pool # 850561	340,873	375,182
5.5%, 10/1/36 Pool # 901723	965,926	1,083,048
6.5%, 10/1/36 Pool # 894118	448,934	514,000
6%, 11/1/36 Pool # 902510	747,675	855,027
5.5%, 5/1/37 Pool # 928292	436,170	490,469
6%, 10/1/37 Pool # 947563	825,128	943,735
6.5%, 8/1/38 Pool # 987711	1,288,032	1,519,586
4.5%, 8/1/40 Pool # AD8243	565,038	614,389
4%, 1/1/41 Pool # AB2080	2,295,536	2,464,506
5.5%, 7/1/41 Pool # AL6588	2,224,449	2,496,931
4%, 9/1/41 Pool # AJ1406	2,008,455	2,145,746
3.5%, 6/1/42 Pool # AO4136	2,510,240	2,624,732
4%, 6/1/42 Pool # MA1087	669,852	716,685
3.5%, 8/1/42 Pool # AP2133	1,046,804	1,094,746
3.5%, 9/1/42 Pool # AB6228	1,706,204	1,784,347
4.5%, 2/1/45 Pool # MA2193	1,645,496	1,789,901
4%, 7/1/45 Pool # MA2342	735,137	785,593
3.5%, 3/25/30 Series 2015-12, Class NI, IO	3,733,091	510,190
5.5%, 9/25/35 Series 2005-79, Class LT	828,763	942,841

		34,919,545
Freddie Mac - 8.2%
5%, 5/1/18 Pool # E96322	202,346	210,379
3%, 8/1/27 Pool # J19899	2,077,794	2,171,347
8%, 6/1/30 Pool # C01005	22,066	26,233
7%, 3/1/31 Pool # C48129	60,704	61,951
5%, 7/1/33 Pool # A11325	634,248	705,231
5.5%, 11/1/34 Pool # A28282	1,232,706	1,390,434
5%, 4/1/35 Pool # A32315	353,618	389,699
5%, 4/1/35 Pool # A32316	474,215	527,579
5%, 4/1/35 Pool # A32509	142,953	156,564
5%, 4/1/35 Pool # A32314	194,746	213,932
5%, 1/1/37 Pool # A56371	545,132	597,872
5%, 2/1/39 Pool # G05572	752,761	829,104
4%, 10/1/41 Pool # Q04092	1,102,250	1,180,081
3%, 9/1/42 Pool # C04233	2,938,542	2,980,494
3%, 4/1/43 Pool # V80025	2,554,540	2,590,535
3%, 4/1/43 Pool # V80026	2,541,977	2,577,774
4%, 5/1/45 Pool # G08642	1,956,904	2,087,138
3%, 6/15/27 Series 4066, Class DI, IO	4,790,174	492,588

		19,188,935
Ginnie Mae - 0.1%
6.5%, 2/20/29 Pool # 2714	81,670	95,702
6.5%, 4/20/31 Pool # 3068	57,036	67,619

		163,321

Total Mortgage Backed Securities ( Cost $52,354,222 )		54,271,801
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 37.3%
Federal Farm Credit Bank - 1.4%
5.875%, 10/3/16	3,000,000	3,167,229

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2015
Core Bond Fund Portfolio of Investments (unaudited)

U.S. Treasury Bonds - 6.7%
6.625%, 2/15/27			6,600,000	9,598,360
4.500%, 5/15/38			4,000,000	5,233,856
3.000%, 5/15/45			1,000,000	1,023,359

				15,855,575
U.S. Treasury Notes - 29.2%
3.250%, 12/31/16			2,500,000	2,586,263
0.875%, 1/31/17			2,500,000	2,512,955
3.125%, 1/31/17			4,000,000	4,140,260
2.375%, 7/31/17			5,250,000	5,419,465
0.750%, 10/31/17			7,000,000	7,010,570
4.250%, 11/15/17			7,000,000	7,523,180
2.750%, 2/15/19			7,250,000	7,654,412
3.375%, 11/15/19			13,000,000	14,120,236
2.625%, 11/15/20			6,500,000	6,873,412
2.000%, 11/15/21			7,000,000	7,143,283
2.750%, 11/15/23			3,500,000	3,726,313

				68,710,349

Total U.S. Government and Agency Obligations ( Cost $81,982,903 )				87,733,153
			Shares
SHORT-TERM INVESTMENTS - 0.5%
State Street Institutional U.S. Government Money Market Fund			1,245,095	1,245,095

Total Short-Term Investments ( Cost $1,245,095 )				1,245,095

TOTAL INVESTMENTS - 98.2% ( Cost $223,780,045 )				231,118,030
NET OTHER ASSETS AND LIABILITIES - 1.8%				4,340,950

TOTAL NET ASSETS - 100.0%				$235,458,980

*	Non-income producing.
(A)	Floating rate or variable rate note. Rate shown is as of September 30, 2015.
(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(C)	Illiquid security (See Note 2).
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.2% of total net assets.
(E)	In default. Issuer is bankrupt.
MTN	Medium Term Note.

Holdings of Open Futures Contracts
Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
90 Day Euro Futures	March 2016	1	Long	$660
				$660

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2015
High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 96.1%
Consumer Discretionary - 26.8%
Auto Components - 2.3%
Goodyear Tire & Rubber Co./The, 7%, 5/15/22	$500,000	$531,250
Lear Corp., 5.25%, 1/15/25	200,000	196,000

		727,250
Hotels, Restaurants & Leisure - 5.9%
Isle of Capri Casinos Inc., 5.875%, 3/15/21	300,000	309,000
New Red Finance Inc. (A) (B), 6%, 4/1/22	400,000	406,000
Pinnacle Entertainment Inc., 8.75%, 5/15/20	300,000	313,500
Pinnacle Entertainment Inc., 7.5%, 4/15/21	200,000	208,500
Scientific Games International Inc., 6.25%, 9/1/20	300,000	215,250
Viking Cruises Ltd. (A) (B), 8.5%, 10/15/22	400,000	438,000

		1,890,250
Media - 16.5%
Cablevision Systems Corp., 5.875%, 9/15/22	100,000	75,750
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.125%, 5/1/23	350,000	322,665
Cequel Communications Holdings I LLC / Cequel Capital Corp. (A), 6.375%, 9/15/20	200,000	188,250
Cumulus Media Holdings Inc., 7.75%, 5/1/19	100,000	71,750
DISH DBS Corp., 5.125%, 5/1/20	500,000	468,750
DISH DBS Corp., 5.875%, 11/15/24	100,000	84,938
Gray Television Inc., 7.5%, 10/1/20	400,000	410,000
Lamar Media Corp., 5.875%, 2/1/22	500,000	519,375
Mediacom Broadband LLC / Mediacom Broadband Corp., 6.375%, 4/1/23	400,000	378,000
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.25%, 2/15/22	150,000	149,812
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.625%, 2/15/24	500,000	506,875
Sinclair Television Group Inc., 5.375%, 4/1/21	150,000	146,625
Sinclair Television Group Inc., 6.125%, 10/1/22	250,000	247,500
Sirius XM Radio Inc. (A), 5.875%, 10/1/20	250,000	254,375
Sirius XM Radio Inc. (A), 4.625%, 5/15/23	250,000	233,750
Univision Communications Inc. (A), 6.75%, 9/15/22	452,000	467,820
UPCB Finance VI Ltd. (A) (B), 6.875%, 1/15/22	315,000	331,931
WMG Acquisition Corp. (A), 6.75%, 4/15/22	400,000	376,000

		5,234,166
Specialty Retail - 1.3%
CST Brands Inc., 5%, 5/1/23	150,000	148,875
Penske Automotive Group Inc., 5.75%, 10/1/22	250,000	250,625

		399,500
Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands Inc., 6.375%, 12/15/20	250,000	258,750

		8,509,916
Consumer Staples - 3.7%
Dole Food Co. Inc. (A), 7.25%, 5/1/19	500,000	498,750
First Quality Finance Co. Inc. (A) (C), 4.625%, 5/15/21	400,000	372,000
Post Holdings Inc. (A), 6.75%, 12/1/21	100,000	100,000
Post Holdings Inc. (A), 6%, 12/15/22	200,000	191,750

		1,162,500

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2015
High Income Fund Portfolio of Investments (unaudited)

Energy - 5.1%
Berry Petroleum Co. LLC, 6.375%, 9/15/22	250,000	74,845
California Resources Corp., 6%, 11/15/24	550,000	327,594
Chaparral Energy Inc., 8.25%, 9/1/21	500,000	152,200
Hornbeck Offshore Services Inc., 5.875%, 4/1/20	400,000	314,000
Jupiter Resources Inc. (A) (B), 8.5%, 10/1/22	200,000	112,500
Rice Energy Inc., 6.25%, 5/1/22	500,000	445,940
Unit Corp., 6.625%, 5/15/21	250,000	205,000

		1,632,079
Financials - 2.9%
Ally Financial Inc., 3.75%, 11/18/19	400,000	392,000
Iron Mountain Inc., 6%, 8/15/23	200,000	200,000
Iron Mountain Inc., 5.75%, 8/15/24	150,000	144,750
Quicken Loans Inc. (A), 5.75%, 5/1/25	200,000	187,750

		924,500
Health Care - 10.8%
Acadia Healthcare Co. Inc., 5.125%, 7/1/22	500,000	492,500
Alere Inc. (A), 6.375%, 7/1/23	250,000	253,750
CHS/Community Health Systems Inc., 6.875%, 2/1/22	250,000	255,302
Endo Finance LLC / Endo Finco Inc. (A), 7.25%, 12/15/20	500,000	520,000
Grifols Worldwide Operations Ltd. (B), 5.25%, 4/1/22	250,000	247,345
Jaguar Holding Co. II / Pharmaceutical Product Development LLC (A), 6.375%, 8/1/23	100,000	97,250
Mallinckrodt International Finance S.A. (B), 4.75%, 4/15/23	300,000	259,500
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC (A) (B), 4.875%, 4/15/20	500,000	477,500
MPH Acquisition Holdings LLC (A), 6.625%, 4/1/22	200,000	200,000
Surgical Care Affiliates Inc. (A), 6%, 4/1/23	250,000	247,500
Valeant Pharmaceuticals International Inc. (A) (B), 5.625%, 12/1/21	400,000	380,000

		3,430,647
Industrials - 17.8%
ACCO Brands Corp., 6.75%, 4/30/20	300,000	312,000
Ashtead Capital Inc. (A), 6.5%, 7/15/22	500,000	522,500
Avis Budget Car Rental LLC / Avis Budget Finance Inc. (A), 5.25%, 3/15/25	250,000	231,250
Bombardier Inc. (A) (B), 6.125%, 1/15/23	350,000	257,250
Building Materials Corp. of America (A), 5.375%, 11/15/24	250,000	246,875
Clean Harbors Inc., 5.125%, 6/1/21	150,000	150,750
Covanta Holding Corp., 5.875%, 3/1/24	500,000	476,250
FTI Consulting Inc., 6%, 11/15/22	500,000	517,500
Gardner Denver Inc. (A), 6.875%, 8/15/21	250,000	221,250
Gates Global LLC / Gates Global Co. (A), 6%, 7/15/22	450,000	362,250
Griffon Corp., 5.25%, 3/1/22	300,000	285,375
Hertz Corp./The, 5.875%, 10/15/20	450,000	444,825
Kratos Defense & Security Solutions Inc., 7%, 5/15/19	287,000	232,470
Nielsen Finance LLC / Nielsen Finance Co. (A), 5%, 4/15/22	350,000	339,062
Nortek Inc., 8.5%, 4/15/21	250,000	262,500
TransDigm Inc., 5.5%, 10/15/20	200,000	190,625
United Rentals North America Inc., 8.25%, 2/1/21	81,000	85,253
United Rentals North America Inc., 7.625%, 4/15/22	250,000	265,000
West Corp. (A), 5.375%, 7/15/22	250,000	230,937

		5,633,922
Information Technology - 6.0%
Alliance Data Systems Corp. (A), 6.375%, 4/1/20	400,000	407,000
Belden Inc. (A), 5.5%, 9/1/22	500,000	483,750

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2015
High Income Fund Portfolio of Investments (unaudited)

CommScope Holding Co. Inc. (A), 6.625%, 6/1/20	250,000	256,250
Hughes Satellite Systems Corp., 6.5%, 6/15/19	225,000	241,583
Plantronics Inc. (A), 5.5%, 5/31/23	200,000	200,500
ViaSat Inc., 6.875%, 6/15/20	300,000	315,000

		1,904,083
Materials - 8.5%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. (A) (B), 9.125%, 10/15/20	300,000	312,750
AVINTIV Specialty Materials Inc., 7.75%, 2/1/19	271,000	281,501
Berry Plastics Corp., 5.125%, 7/15/23	250,000	235,625
Boise Cascade Co., 6.375%, 11/1/20	600,000	618,186
INEOS Group Holdings S.A. (A) (B), 6.125%, 8/15/18	200,000	188,500
Murray Energy Corp. (A), 11.25%, 4/15/21	150,000	78,750
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	400,000	404,000
Sealed Air Corp. (A), 5.125%, 12/1/24	400,000	392,000
Tronox Finance LLC, 6.375%, 8/15/20	300,000	190,500

		2,701,812
Telecommunication Services - 5.9%
Altice S.A. (A) (B), 7.625%, 2/15/25	400,000	353,250
CenturyLink Inc., 5.625%, 4/1/20	200,000	186,124
GCI Inc., 6.875%, 4/15/25	250,000	251,250
Intelsat Luxembourg S.A. (B), 7.75%, 6/1/21	250,000	165,000
SBA Telecommunications Inc., 5.75%, 7/15/20	300,000	309,000
Sprint Communications Inc., 7%, 8/15/20	300,000	252,936
Sprint Corp., 7.125%, 6/15/24	150,000	115,440
Sprint Corp., 7.625%, 2/15/25	100,000	77,438
T-Mobile USA Inc., 6.633%, 4/28/21	150,000	150,375

		1,860,813
Utilities - 8.6%
AES Corp., 5.5%, 4/15/25	200,000	175,000
AmeriGas Finance LLC / AmeriGas Finance Corp., 7%, 5/20/22	250,000	256,250
AmeriGas Partners L.P. / AmeriGas Finance Corp., 6.25%, 8/20/19	500,000	505,000
Dynegy Inc., 7.625%, 11/1/24	150,000	151,500
Ferrellgas L.P. / Ferrellgas Finance Corp., 6.75%, 1/15/22	400,000	372,000
NRG Energy Inc., 6.25%, 7/15/22	300,000	273,000
NRG Energy Inc., 6.25%, 5/1/24	200,000	176,500
Suburban Propane Partners L.P. / Suburban Energy Finance Corp., 7.375%, 8/1/21	227,000	236,648
Talen Energy Supply LLC (A), 4.625%, 7/15/19	300,000	273,000
TerraForm Power Operating LLC (A), 5.875%, 2/1/23	350,000	308,875

		2,727,773

Total Corporate Notes and Bonds ( Cost $32,593,332 )		30,488,045
	Shares
SHORT-TERM INVESTMENTS - 2.0%
State Street Institutional U.S. Government Money Market Fund	645,878	645,878

Total Short-Term Investments ( Cost $645,878 )		645,878

TOTAL INVESTMENTS - 98.1% ( Cost $33,239,210 )		31,133,923
NET OTHER ASSETS AND LIABILITIES - 1.9%		592,704

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2015
High Income Fund Portfolio of Investments (unaudited)

TOTAL NET ASSETS - 100.0%		$31,726,627

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 12.4% of total net assets.
(C)	Illiquid security (See Note 2).
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2015
Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 51.9%
Consumer Discretionary - 4.5%
Home Depot Inc./The	45,000	$5,197,050
McDonald's Corp.	71,000	6,995,630
Omnicom Group Inc.	26,500	1,746,350

		13,939,030
Consumer Staples - 10.0%
Coca-Cola Co./The	101,500	4,072,180
General Mills Inc.	77,500	4,350,075
JM Smucker Co./The	42,500	4,848,825
Mondelez International Inc., Class A	80,500	3,370,535
Nestle S.A., ADR	56,500	4,251,060
PepsiCo Inc.	35,000	3,300,500
Procter & Gamble Co./The	66,500	4,784,010
Wal-Mart Stores Inc.	34,000	2,204,560

		31,181,745
Energy - 4.1%
Chevron Corp.	38,500	3,036,880
Exxon Mobil Corp.	58,000	4,312,300
Marathon Petroleum Corp.	37,000	1,714,210
Occidental Petroleum Corp.	19,000	1,256,850
Schlumberger Ltd.	35,000	2,413,950

		12,734,190
Financials - 7.8%
BB&T Corp.	73,000	2,598,800
MetLife Inc.	52,000	2,451,800
Northern Trust Corp.	34,500	2,351,520
Travelers Cos. Inc./The	70,500	7,016,865
US Bancorp	115,000	4,716,150
Wells Fargo & Co.	104,000	5,340,400

		24,475,535
Health Care - 8.2%
Amgen Inc.	16,000	2,213,120
Johnson & Johnson	61,000	5,694,350
Medtronic PLC	47,500	3,179,650
Merck & Co. Inc.	78,000	3,852,420
Novartis AG, ADR	24,000	2,206,080
Pfizer Inc.	196,000	6,156,360
Quest Diagnostics Inc.	39,000	2,397,330

		25,699,310
Industrials - 7.1%
3M Co.	12,000	1,701,240
Boeing Co./The	41,000	5,368,950
General Electric Co.	148,000	3,732,560
United Parcel Service Inc., Class B	55,000	5,427,950
United Technologies Corp.	32,000	2,847,680
Waste Management Inc.	60,500	3,013,505

		22,091,885

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2015
Diversified Income Fund Portfolio of Investments (unaudited)

Information Technology - 6.3%
Accenture PLC, Class A	60,000	5,895,600
Automatic Data Processing Inc.	21,000	1,687,560
Cisco Systems Inc.	68,000	1,785,000
Linear Technology Corp.	70,500	2,844,675
Microsoft Corp.	89,000	3,939,140
Texas Instruments Inc.	69,000	3,416,880

		19,568,855
Materials - 1.0%
Praxair Inc.	30,000	3,055,800

Telecommunication Service - 1.6%
Verizon Communications Inc.	113,500	4,938,385

Utilities - 1.3%
Duke Energy Corp.	57,000	4,100,580

Total Common Stocks ( Cost $127,328,483 )		161,785,315
	Par Value
ASSET BACKED SECURITIES - 1.6%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.55%, 9/21/30	$599,648	625,185
Ally Master Owner Trust, Series 2014-4, Class A2, 1.43%, 6/17/19	550,000	550,972
CarMax Auto Owner Trust, Series 2015-1, Class A2, 0.88%, 3/15/18	728,028	728,402
CNH Equipment Trust, Series 2014-A, Class A3, 0.84%, 5/15/19	400,000	399,644
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	434,708	434,692
Hyundai Auto Receivables Trust, Series 2014-A, Class A3, 0.79%, 7/16/18	200,000	200,001
Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A4, 0.9%, 12/16/19	725,000	725,004
Santander Drive Auto Receivables Trust, Series 2013-3 Class B, 1.19%, 5/15/18	250,000	250,010
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25%, 6/17/19	500,000	504,508
Volkswagen Auto Lease Trust, Series 2014-A, Class A3, 0.8%, 4/20/17	250,000	249,995
Volvo Financial Equipment LLC, Series 2014-1A, Class A3 (B), 0.82%, 4/16/18	250,000	249,616

Total Asset Backed Securities ( Cost $4,910,938 )		4,918,029
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.6%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A1A (A), 5.65%, 6/11/50	373,569	398,814
FREMF Mortgage Trust, Series 2012-K708, Class B (A) (B), 3.886%, 2/25/45	700,000	729,378
FREMF Mortgage Trust, Series 2011-K701, Class C (A) (B), 4.436%, 7/25/48	750,000	780,924

Total Commercial Mortgage-Backed Securities ( Cost $1,919,284 )		1,909,116
CORPORATE NOTES AND BONDS - 15.7%
Consumer Discretionary - 2.5%
AARP Inc. (B) (C), 7.5%, 5/1/31	2,000,000	2,722,194
CCO Safari II LLC (B), 4.464%, 7/23/22	600,000	600,317
ERAC USA Finance LLC (B), 6.7%, 6/1/34	1,850,000	2,218,252
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	450,000	455,625
Royal Caribbean Cruises Ltd. (D), 7.25%, 6/15/16	1,600,000	1,652,000

		7,648,388
Consumer Staples - 0.3%
CVS Health Corp., 5.125%, 7/20/45	400,000	429,981

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2015
Diversified Income Fund Portfolio of Investments (unaudited)

Sysco Corp., 2.6%, 10/1/20	550,000	550,470

		980,451
Energy - 2.4%
Antero Resources Corp. (B), 5.625%, 6/1/23	200,000	175,500
ConocoPhillips, 6.65%, 7/15/18	1,500,000	1,698,847
Energy Transfer Partners L.P., 5.2%, 2/1/22	600,000	602,800
Enterprise Products Operating LLC, 3.75%, 2/15/25	400,000	381,207
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas Inc., 6.75%, 2/1/22	500,000	438,875
Hess Corp., 7.875%, 10/1/29	1,150,000	1,357,643
Phillips 66, 4.65%, 11/15/34	500,000	486,725
Transocean Inc. (D), 6%, 3/15/18	750,000	686,250
Transocean Inc. (D), 7.5%, 4/15/31	1,030,000	664,350
Williams Cos. Inc./The, 4.55%, 6/24/24	450,000	356,819
Williams Partners L.P. / ACMP Finance Corp., 4.875%, 5/15/23	750,000	693,750

		7,542,766
Financials - 1.5%
Air Lease Corp., 3.75%, 2/1/22	500,000	497,363
Goldman Sachs Group Inc./The, 5.75%, 1/24/22	975,000	1,118,997
Huntington National Bank/The, 2.2%, 4/1/19	1,200,000	1,200,872
Lehman Brothers Holdings Inc. * (E), 5.75%, 1/3/17	1,735,000	174
Morgan Stanley, 2.8%, 6/16/20	500,000	502,829
Synchrony Financial, 3.75%, 8/15/21	600,000	606,136
Welltower Inc., 4.5%, 1/15/24	725,000	758,260

		4,684,631
Health Care - 2.0%
AbbVie Inc., 2%, 11/6/18	1,200,000	1,204,577
Actavis Funding SCS (D), 4.75%, 3/15/45	300,000	272,386
Amgen Inc., 5.85%, 6/1/17	2,000,000	2,142,160
HCA Inc., 3.75%, 3/15/19	300,000	299,250
UnitedHealth Group Inc., 2.875%, 3/15/23	1,000,000	996,286
Wyeth LLC, 6.5%, 2/1/34	1,100,000	1,385,915

		6,300,574
Industrials - 2.2%
Boeing Co./The, 8.625%, 11/15/31	350,000	519,618
Boeing Co./The, 6.875%, 10/15/43	620,000	843,088
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	1,365,000	1,677,590
International Lease Finance Corp., 8.875%, 9/1/17	450,000	492,188
Lockheed Martin Corp., 7.65%, 5/1/16	780,000	809,969
Norfolk Southern Corp., 5.59%, 5/17/25	957,000	1,105,609
Norfolk Southern Corp., 7.05%, 5/1/37	1,050,000	1,390,474

		6,838,536
Information Technology - 0.3%
Intel Corp., 4.9%, 7/29/45	400,000	414,067
Thomson Reuters Corp. (D), 4.3%, 11/23/23	600,000	623,301

		1,037,368
Materials - 0.5%
Westvaco Corp., 8.2%, 1/15/30	1,025,000	1,406,782

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2015
Diversified Income Fund Portfolio of Investments (unaudited)

Telecommunication Services - 1.7%
AT&T Inc., 4.75%, 5/15/46	500,000	458,149
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22	1,780,000	2,483,743
Frontier Communications Corp. (B), 11%, 9/15/25	400,000	387,000
Harris Corp., 5.054%, 4/27/45	500,000	482,595
Verizon Communications Inc., 5.15%, 9/15/23	1,260,000	1,391,909

		5,203,396
Utilities - 2.3%
Indianapolis Power & Light Co. (B) (C), 6.05%, 10/1/36	1,555,000	1,920,805
Interstate Power & Light Co., 6.25%, 7/15/39	1,365,000	1,782,219
Nevada Power Co., Series R, 6.75%, 7/1/37	1,600,000	2,138,386
Sierra Pacific Power Co., Series M, 6%, 5/15/16	474,000	489,374
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17	835,000	878,459

		7,209,243

Total Corporate Notes and Bonds ( Cost $47,102,242 )		48,852,135
LONG TERM MUNICIPAL BONDS - 1.6%
General - 1.6%
Dallas/Fort Worth International Airport Revenue, Series G, 5%, 11/1/29	600,000	681,132
District of Columbia Water & Sewer Authority Revenue, Series A, (ASSURED GTY), 5%, 10/1/34	425,000	465,443
Jacksonville FL Sales Tax Revenue, Series A, 5%, 10/1/29	950,000	1,090,923
Metropolitan Water District of Southern California Revenue, Series D, 6.538%, 7/1/39	450,000	507,758
Northside Independent School District, General Obligation, Series B, (PSF-GTD), 5.741%, 8/15/35	850,000	939,802
Rancho Water District Financing Authority Revenue, Series A, 6.337%, 8/1/40	800,000	909,864
State of Iowa Revenue, 6.75%, 6/1/34	500,000	570,945

		5,165,867

Total Long Term Municipal Bonds ( Cost $5,017,870 )		5,165,867
MORTGAGE BACKED SECURITIES - 10.4%
Fannie Mae - 7.0%
5.5%, 4/1/16 Pool # 745444	12,620	12,687
6%, 5/1/16 Pool # 582558	7,559	7,623
5%, 12/1/17 Pool # 672243	105,503	109,598
4.5%, 9/1/20 Pool # 835465	201,737	210,554
6%, 5/1/21 Pool # 253847	60,681	68,353
3%, 11/1/26 Pool # AB3902	1,068,121	1,117,341
3%, 5/1/27 Pool # AL1715	823,228	861,176
3.5%, 8/1/29 Pool # MA2003	642,816	679,672
7%, 12/1/29 Pool # 762813	30,932	32,666
7%, 11/1/31 Pool # 607515	38,912	43,116
7%, 5/1/32 Pool # 644591	11,691	13,157
5.5%, 10/1/33 Pool # 254904	248,423	279,708
5.5%, 11/1/33 Pool # 555880	671,279	755,452
5%, 5/1/34 Pool # 780890	906,911	1,004,288
7%, 7/1/34 Pool # 792636	19,056	19,966
4%, 2/1/35 Pool # MA2177	1,161,504	1,251,627
5%, 9/1/35 Pool # 820347	381,102	427,943
5%, 9/1/35 Pool # 835699	352,442	391,573
5%, 12/1/35 Pool # 850561	142,596	156,949
5.5%, 9/1/36 Pool # 831820	654,529	733,876
6%, 9/1/36 Pool # 831741	599,872	675,576

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2015
Diversified Income Fund Portfolio of Investments (unaudited)

5.5%, 10/1/36 Pool # 901723	362,222	406,143
5.5%, 12/1/36 Pool # 903059	485,686	551,835
4%, 1/1/41 Pool # AB2080	1,020,238	1,095,336
5.5%, 7/1/41 Pool # AL6588	1,283,336	1,440,537
4%, 9/1/41 Pool # AJ1406	892,647	953,665
4%, 10/1/41 Pool # AJ4046	906,499	975,935
3.5%, 6/1/42 Pool # AO4134	707,614	740,298
3.5%, 6/1/42 Pool # AO4136	941,340	984,275
3.5%, 8/1/42 Pool # AP2133	872,337	912,289
3%, 2/1/43 Pool # AB8486	1,260,086	1,281,125
3%, 2/1/43 Pool # AL3072	981,470	998,472
4.5%, 2/1/45 Pool # MA2193	929,233	1,010,781
3.5%, 4/1/45 Pool # MA2229	730,461	762,701
5.5%, 9/25/35 Series 2005-79, Class LT	756,247	860,342

		21,826,635
Freddie Mac - 3.4%
3%, 8/1/27 Pool # J19899	922,368	963,898
8%, 6/1/30 Pool # C01005	17,653	20,987
6.5%, 1/1/32 Pool # C62333	96,385	110,672
5%, 7/1/33 Pool # A11325	634,248	705,231
5%, 4/1/35 Pool # A32314	105,312	115,687
5%, 4/1/35 Pool # A32315	157,906	174,018
5%, 4/1/35 Pool # A32316	163,011	181,354
5%, 4/1/35 Pool # A32509	94,942	103,981
5%, 1/1/37 Pool # A56371	272,566	298,936
5%, 2/1/39 Pool # G05572	362,938	399,746
3.5%, 11/1/40 Pool # G06168	467,051	487,258
4.5%, 9/1/41 Pool # Q03516	900,716	977,643
4%, 10/1/41 Pool # Q04092	1,102,250	1,180,081
3%, 9/1/42 Pool # C04233	1,511,250	1,532,825
3%, 4/1/43 Pool # V80025	1,021,816	1,036,214
3%, 4/1/43 Pool # V80026	1,016,791	1,031,110
4%, 5/1/45 Pool # G08642	1,174,142	1,252,283

		10,571,924
Ginnie Mae - 0.0%
6.5%, 4/20/31 Pool # 3068	46,971	55,687

Total Mortgage Backed Securities ( Cost $31,478,868 )		32,454,246
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 16.1%
U.S. Treasury Bonds - 1.7%
6.625%, 2/15/27	2,270,000	3,301,254
3.000%, 5/15/42	1,000,000	1,025,938
2.500%, 2/15/45	1,250,000	1,150,749

		5,477,941
U.S. Treasury Notes - 14.4%
1.375%, 11/30/15	3,000,000	3,006,270
4.500%, 2/15/16	3,550,000	3,607,687
3.250%, 12/31/16	2,500,000	2,586,263
3.125%, 1/31/17	2,000,000	2,070,130
0.500%, 7/31/17	4,000,000	3,992,604
2.375%, 7/31/17	2,000,000	2,064,558
4.250%, 11/15/17	7,000,000	7,523,180
3.875%, 5/15/18	1,000,000	1,079,049

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2015
Diversified Income Fund Portfolio of Investments (unaudited)

2.750%, 2/15/19		1,300,000	1,372,515
3.125%, 5/15/19		2,000,000	2,141,980
3.625%, 8/15/19		1,750,000	1,911,282
3.375%, 11/15/19		1,000,000	1,086,172
2.000%, 7/31/20		1,000,000	1,029,427
2.625%, 11/15/20		7,400,000	7,825,115
2.000%, 2/15/22		1,750,000	1,785,159
1.750%, 5/15/22		1,750,000	1,752,643

			44,834,034

Total U.S. Government and Agency Obligations ( Cost $48,409,343 )			50,311,975
		Shares
SHORT-TERM INVESTMENTS - 1.4%
State Street Institutional U.S. Government Money Market Fund		4,402,820	4,402,820

Total Short-Term Investments ( Cost $4,402,820 )			4,402,820

TOTAL INVESTMENTS - 99.3% ( Cost $270,569,848 )			309,799,503
NET OTHER ASSETS AND LIABILITIES - 0.7%			2,034,885

TOTAL NET ASSETS - 100.0%			$311,834,388

*	Non-income producing.
(A)	Floating rate or variable rate note. Rate shown is as of September 30, 2015.
(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(C)	Illiquid security (See Note 2).
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.3% of total net assets.
(E)	In default. Issuer is bankrupt.
ADR	American Depositary Receipt.
ASSURED GTY	Assured Guaranty.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2015
Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 88.1%
Consumer Discretionary - 2.5%
McDonald's Corp.	97,000	$9,557,410

Consumer Staples - 14.5%
General Mills Inc.	161,000	9,036,930
JM Smucker Co./The	142,000	16,200,780
Mondelez International Inc., Class A	281,000	11,765,470
Tyson Foods Inc., Class A	268,000	11,550,800
Wal-Mart Stores Inc.	110,000	7,132,400

		55,686,380
Energy - 7.4%
Exxon Mobil Corp.	168,000	12,490,800
Marathon Petroleum Corp.	106,000	4,910,980
Occidental Petroleum Corp.	168,000	11,113,200

		28,514,980
Financials - 27.1%
Capital Markets - 2.1%
Bank of New York Mellon Corp./The	202,000	7,908,300

Commercial Banks - 9.8%
Citigroup Inc.	192,000	9,525,120
US Bancorp	260,000	10,662,600
Wells Fargo & Co.	343,000	17,613,050

		37,800,770
Diversified Financial Services - 1.7%
Berkshire Hathaway Inc., Class B *	49,000	6,389,600

Insurance - 13.5%
American International Group Inc.	313,002	17,784,774
Arch Capital Group Ltd. *	121,000	8,889,870
Hartford Financial Services Group Inc./The	216,000	9,888,480
Markel Corp. *	19,000	15,235,340

		51,798,464

		103,897,134
Health Care - 12.7%
HCA Holdings Inc. *	55,000	4,254,800
Medtronic PLC	56,500	3,782,110
Pfizer Inc.	528,000	16,584,480
Quest Diagnostics Inc.	91,000	5,593,770
Thermo Fisher Scientific Inc.	97,000	11,861,160
UnitedHealth Group Inc.	56,000	6,496,560

		48,572,880
Industrials - 11.6%
Boeing Co./The	50,000	6,547,500

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2015
Large Cap Value Fund Portfolio of Investments (unaudited)

	Danaher Corp.	129,000	10,992,090
	General Electric Co.	320,000	8,070,400
	Republic Services Inc.	309,000	12,730,800
	Rockwell Collins Inc.	75,000	6,138,000

			44,478,790
	Information Technology - 6.0%
	Cisco Systems Inc.	318,000	8,347,500
	eBay Inc. *	323,000	7,894,120
	Oracle Corp.	191,000	6,898,920

			23,140,540
	Telecommunication Service - 3.7%
	T-Mobile U.S. Inc. *	354,000	14,092,740

	Utilities - 2.6%
	Duke Energy Corp.	140,500	10,107,570

Total Common Stocks ( Cost $302,147,082 )			338,048,424
	SHORT-TERM INVESTMENTS - 11.5%
	State Street Institutional U.S. Government Money Market Fund	44,137,150	44,137,150

Total Short-Term Investments ( Cost $44,137,150 )			44,137,150

TOTAL INVESTMENTS - 99.6% ( Cost $346,284,232 )			382,185,574
NET OTHER ASSETS AND LIABILITIES - 0.4%			1,373,402

TOTAL NET ASSETS - 100.0%			$383,558,976

*	Non-income producing.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2015
Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 96.3%
Consumer Discretionary - 19.1%
Amazon.com Inc. *	8,000	$4,095,120
CBS Corp., Class B	131,005	5,227,099
Discovery Communications Inc., Class C *	135,556	3,292,655
Home Depot Inc./The	43,495	5,023,238
Liberty Global PLC *	105,590	4,331,302
McDonald's Corp.	75,320	7,421,280
Nordstrom Inc.	48,745	3,495,504
Omnicom Group Inc.	81,500	5,370,850
Ross Stores Inc.	64,920	3,146,672
Starbucks Corp.	52,000	2,955,680
TJX Cos. Inc./The	60,860	4,346,621
Walt Disney Co./The	50,540	5,165,188

		53,871,209
Consumer Staples - 8.5%
Costco Wholesale Corp.	37,709	5,451,590
CVS Health Corp.	55,877	5,391,013
Diageo PLC, ADR	37,466	4,038,460
JM Smucker Co./The	43,615	4,976,035
PepsiCo Inc.	44,225	4,170,418

		24,027,516
Energy - 1.7%
Schlumberger Ltd.	67,565	4,659,958

Financials - 3.7%
Brookfield Asset Management Inc., Class A	119,890	3,769,342
McGraw Hill Financial Inc.	29,842	2,581,333
T. Rowe Price Group Inc.	60,000	4,170,000

		10,520,675
Health Care - 20.2%
Amgen Inc.	46,935	6,492,049
Baxalta Inc.	89,305	2,814,001
Baxter International Inc.	89,305	2,933,669
Biogen Inc. *	15,515	4,527,432
Celgene Corp. *	27,000	2,920,590
Express Scripts Holding Co. *	68,415	5,538,879
Gilead Sciences Inc.	84,890	8,335,349
HCA Holdings Inc. *	54,445	4,211,865
Johnson & Johnson	63,500	5,927,725
McKesson Corp.	28,300	5,236,349
Thermo Fisher Scientific Inc.	34,865	4,263,292
Varian Medical Systems Inc. *	50,000	3,689,000

		56,890,200
Industrials - 11.6%
3M Co.	21,137	2,996,593
Boeing Co./The	50,500	6,612,975
Danaher Corp.	38,766	3,303,251
PACCAR Inc.	65,225	3,402,788
Rockwell Collins Inc.	55,665	4,555,624

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2015
Large Cap Growth Fund Portfolio of Investments (unaudited)

	United Parcel Service Inc., Class B	64,000	6,316,160
	W.W. Grainger Inc.	25,930	5,575,209

			32,762,600
	Information Technology - 29.5%
	Communications Equipment - 1.5%
	QUALCOMM Inc.	78,000	4,190,940

	Computers & Peripherals - 5.3%
	Apple Inc.	134,660	14,852,998

	Electronic Equipment, Instruments & Components - 1.4%
	TE Connectivity Ltd.	66,265	3,968,611

	Internet Software & Services - 5.6%
	eBay Inc. *	105,222	2,571,625
	Google Inc., Class C *	21,997	13,383,415

			15,955,040
	IT Services - 6.1%
	Accenture PLC, Class A	67,532	6,635,694
	PayPal Holdings Inc. *	153,222	4,756,011
	Visa Inc., Class A	83,684	5,829,428

			17,221,133
	Semiconductors & Semiconductor Equipment - 1.7%
	Linear Technology Corp.	122,010	4,923,103

	Software - 7.9%
	Microsoft Corp.	264,700	11,715,622
	Oracle Corp.	289,632	10,461,508

			22,177,130

			83,288,955
	Telecommunication Service - 2.0%
	Verizon Communications Inc.	127,495	5,547,307

Total Common Stocks ( Cost $198,197,851 )			271,568,420
	SHORT-TERM INVESTMENTS - 3.7%
	State Street Institutional U.S. Government Money Market Fund	10,454,883	10,454,883

Total Short-Term Investments ( Cost $10,454,883 )			10,454,883

TOTAL INVESTMENTS - 100.0% ( Cost $208,652,734 )			282,023,303
NET OTHER ASSETS AND LIABILITIES - 0.0%			(127,569)

TOTAL NET ASSETS - 100.0%			$281,895,734

*	Non-income producing.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2015
Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 92.5%
Consumer Discretionary - 25.3%
Media - 11.7%
Discovery Communications Inc., Class C *	271,090	$6,584,776
Liberty Global PLC *	201,089	8,248,671
Liberty Ventures *	170,129	6,864,705
Omnicom Group Inc.	104,012	6,854,391

		28,552,543
Specialty Retail - 13.6%
Advance Auto Parts Inc.	38,800	7,353,764
CarMax Inc. *	76,312	4,526,828
Ross Stores Inc.	267,435	12,962,574
Sally Beauty Holdings Inc. *	352,715	8,376,981

		33,220,147

		61,772,690
Consumer Staples - 1.0%
Brown-Forman Corp., Class B	24,809	2,403,992

Energy - 4.0%
Oceaneering International Inc.	73,350	2,881,188
World Fuel Services Corp.	189,105	6,769,959

		9,651,147
Financials - 27.8%
Commercial Banks - 4.5%
Glacier Bancorp Inc.	200,098	5,280,586
M&T Bank Corp.	46,222	5,636,773

		10,917,359
Insurance - 17.1%
Arch Capital Group Ltd. *	83,714	6,150,467
Brown & Brown Inc.	401,375	12,430,584
Markel Corp. *	19,252	15,437,409
WR Berkley Corp.	141,297	7,682,318

		41,700,778
Real Estate Investment Trusts (REITs) - 2.0%
American Tower Corp., REIT	27,458	2,415,755
Crown Castle International Corp., REIT	31,570	2,489,926

		4,905,681
Real Estate Management & Development - 4.2%
Brookfield Asset Management Inc., Class A	324,577	10,204,701

		67,728,519
Health Care - 5.9%
DaVita HealthCare Partners Inc. *	92,339	6,678,880
Laboratory Corp. of America Holdings *	71,240	7,727,403

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2015
Mid Cap Fund Portfolio of Investments (unaudited)

			14,406,283
	Industrials - 16.0%
	Colfax Corp. *	104,098	3,113,571
	Copart Inc. *	277,276	9,122,380
	Expeditors International of Washington Inc.	200,530	9,434,937
	Fastenal Co.	123,265	4,512,732
	IHS Inc., Class A *	58,766	6,816,856
	Precision Castparts Corp.	25,733	5,911,127

			38,911,603
	Information Technology - 9.4%
	Amphenol Corp., Class A	100,351	5,113,887
	CDW Corp.	253,321	10,350,696
	Motorola Solutions Inc.	108,105	7,392,220

			22,856,803
	Materials - 3.1%
	Crown Holdings Inc. *	166,994	7,639,975

Total Common Stocks ( Cost $165,549,065 )			225,371,012
	SHORT-TERM INVESTMENTS - 5.6%
	State Street Institutional U.S. Government Money Market Fund	13,614,175	13,614,175

Total Short-Term Investments ( Cost $13,614,175 )			13,614,175

TOTAL INVESTMENTS - 98.1% ( Cost $179,163,240 )			238,985,187
NET OTHER ASSETS AND LIABILITIES - 1.9%			4,704,191

TOTAL NET ASSETS - 100.0%			$243,689,378

*	Non-income producing.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2015
Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 96.3%
Consumer Discretionary - 7.8%
Ascena Retail Group Inc. *	6,810	$94,727
Cato Corp./The, Class A	2,090	71,123
Fred's Inc., Class A	5,500	65,175
Helen of Troy Ltd. *	1,520	135,736
Horizon Global Corp. *	888	7,832
Stage Stores Inc.	4,210	41,426

		416,019
Consumer Staples - 2.6%
Casey's General Stores Inc.	580	59,694
Post Holdings Inc. *	1,360	80,376

		140,070
Energy - 6.6%
Dorian LPG Ltd. *	3,910	40,312
Era Group Inc. *	2,440	36,527
RSP Permian Inc. *	3,800	76,950
Scorpio Tankers Inc.	12,300	112,791
SEACOR Holdings Inc. *	1,140	68,183
Tesco Corp.	2,900	20,706

		355,469
Financials - 22.6%
AMERISAFE Inc.	970	48,238
DiamondRock Hospitality Co., REIT	4,609	50,929
Education Realty Trust Inc., REIT	1,833	60,397
First Busey Corp.	2,702	53,689
First Midwest Bancorp Inc.	6,130	107,520
First Niagara Financial Group Inc.	6,407	65,416
Flushing Financial Corp.	2,781	55,676
Great Western Bancorp Inc.	3,000	76,110
Hancock Holding Co.	2,000	54,100
International Bancshares Corp.	4,750	118,893
MB Financial Inc.	2,530	82,579
Northwest Bancshares Inc.	7,080	92,040
Primerica Inc.	1,900	85,633
Solar Capital Ltd.	2,910	46,036
Summit Hotel Properties Inc., REIT	4,510	52,632
Webster Financial Corp.	4,380	156,059

		1,205,947
Health Care - 11.3%
Allscripts Healthcare Solutions Inc. *	6,600	81,840
Amsurg Corp. *	790	61,391
Charles River Laboratories International Inc. *	1,400	88,928
Corvel Corp. *	1,160	37,468
Haemonetics Corp. *	1,750	56,560
ICON PLC *	230	16,323
ICU Medical Inc. *	570	62,415
MedAssets Inc. *	3,200	64,192
Phibro Animal Health Corp., Class A	1,400	44,282
STERIS Corp.	1,400	90,958

		604,357

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2015
Small Cap Fund Portfolio of Investments (unaudited)

Industrials - 28.6%
Aerospace & Defense - 2.0%
Cubic Corp.	2,500	104,850

Air Freight & Logistics - 0.5%
UTi Worldwide Inc. *	6,260	28,733

Commercial Services & Supplies - 10.6%
ACCO Brands Corp. *	10,040	70,983
Essendant Inc.	3,200	103,776
G&K Services Inc., Class A	2,200	146,564
Matthews International Corp., Class A	1,940	95,002
SP Plus Corp. *	4,090	94,683
Steelcase Inc., Class A	3,000	55,230

		566,238
Construction & Engineering - 1.0%
Primoris Services Corp.	3,040	54,446

Electrical Equipment - 1.6%
Babcock & Wilcox Enterprises Inc. *	2,900	48,720
Thermon Group Holdings Inc. *	1,810	37,196

		85,916
Machinery - 8.7%
Albany International Corp., Class A	3,350	95,843
CIRCOR International Inc.	910	36,509
ESCO Technologies Inc.	2,090	75,031
Luxfer Holdings PLC, ADR	3,620	39,060
Mueller Industries Inc.	4,700	139,026
TriMas Corp. *	4,990	81,587

		467,056
Professional Services - 2.6%
FTI Consulting Inc. *	2,340	97,133
Mistras Group Inc. *	3,380	43,433

		140,566
Trading Companies & Distributors - 1.6%
GATX Corp.	1,870	82,561

		1,530,366
Information Technology - 8.8%
Belden Inc.	2,300	107,387
Coherent Inc. *	860	47,042
CTS Corp.	2,580	47,756
Diebold Inc.	2,970	88,417
Forrester Research Inc.	2,700	84,888
ScanSource Inc. *	2,600	92,196

		467,686
Materials - 4.9%
Deltic Timber Corp.	1,170	69,978

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2015
Small Cap Fund Portfolio of Investments (unaudited)

Greif Inc., Class A	1,500	47,865
Innospec Inc.	990	46,045
Sensient Technologies Corp.	1,600	98,080

		261,968
Utilities - 3.1%
Laclede Group Inc./The	1,200	65,436
New Jersey Resources Corp.	1,440	43,243
WGL Holdings Inc.	960	55,363

		164,042

Total Common Stocks ( Cost $3,506,312 )		5,145,924

SHORT-TERM INVESTMENTS – 3.7%
State Street Institutional U.S. Government Money Market Fund		198,602	198,602

Total Short-Term Investments ( Cost $198,602 )			198,602

TOTAL INVESTMENTS - 100.0% ( Cost $3,704,914 )			5,344,526
NET OTHER ASSETS AND LIABILITIES - 0.0%			(1,050)

TOTAL NET ASSETS - 100.0%			$5,343,476

*	Non-income producing.
ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2015
Madison International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 96.0%
Australia - 1.9%
BHP Billiton Ltd. (A)	58,875	$928,560

Brazil - 1.5%
Estacio Participacoes S.A.	120,687	429,231
Kroton Educacional S.A.	148,580	288,953

		718,184
Denmark - 4.2%
Carlsberg AS, Class B (A)	13,189	1,014,997
ISS AS (A)	30,985	1,030,652

		2,045,649
France - 16.7%
AXA S.A. (A)	45,240	1,098,298
BNP Paribas S.A. (A)	16,335	961,898
LVMH Moet Hennessy Louis Vuitton SE (A)	7,080	1,208,146
Sanofi (A)	14,539	1,385,067
Schneider Electric SE (A)	19,220	1,077,837
Technip S.A. (A)	21,385	1,010,362
Total S.A. (A)	30,388	1,370,045

		8,111,653
Germany - 2.6%
SAP SE (A)	19,570	1,266,108

Ireland - 2.2%
CRH PLC (A)	40,084	1,059,073

Israel - 2.0%
Teva Pharmaceutical Industries Ltd., ADR	17,505	988,332

Japan - 9.2%
Hitachi Ltd. (A)	176,915	894,147
Mitsubishi UFJ Financial Group Inc. (A)	211,420	1,277,792
Secom Co. Ltd. (A)	20,043	1,207,788
Seven & I Holdings Co. Ltd. (A)	23,224	1,064,068

		4,443,795
Netherlands - 4.3%
Akzo Nobel N.V. (A)	14,765	959,882
ING Groep N.V. (A)	80,785	1,146,799

		2,106,681
Singapore - 1.7%
DBS Group Holdings Ltd. (A)	70,570	806,269

South Korea - 2.1%
Samsung Electronics Co. Ltd. (A)	1,082	1,040,556

Ultra Series Fund | September 30, 2015
Madison International Stock Fund Portfolio of Investments (unaudited)

Sweden - 2.2%
Telefonaktiebolaget LM Ericsson, Class B (A)	107,313	1,057,090

Switzerland - 16.8%
ABB Ltd. * (A)		48,100	851,830
Credit Suisse Group AG * (A)		38,875	935,243
Nestle S.A. (A)		17,375	1,308,450
Novartis AG (A)		15,807	1,456,058
Roche Holding AG (A)		4,305	1,138,044
Syngenta AG (A)		3,466	1,113,222
TE Connectivity Ltd.		21,924	1,313,028

			8,115,875
United Kingdom - 28.6%
Babcock International Group PLC (A)		75,522	1,044,741
Barclays PLC (A)		298,715	1,104,365
Berendsen PLC (A)		61,310	932,230
BG Group PLC (A)		90,873	1,310,364
Compass Group PLC (A)		69,230	1,105,263
Diageo PLC (A)		69,390	1,867,318
GlaxoSmithKline PLC (A)		46,145	884,587
HSBC Holdings PLC (A)		106,917	808,805
Rolls-Royce Holdings PLC * (A)		68,865	707,133
Royal Dutch Shell PLC, Class A (A)		43,663	1,029,648
Standard Chartered PLC (A)		70,610	686,463
Tesco PLC (A)		427,181	1,187,015
WPP PLC (A)		57,085	1,188,785

			13,856,717

Total Common Stocks ( Cost $52,959,465 )			46,544,542
SHORT-TERM INVESTMENTS - 0.8%
United States - 0.8%
State Street Institutional U.S. Government Money Market Fund		373,375	373,375

Total Short-Term Investments ( Cost $373,375 )			373,375

TOTAL INVESTMENTS - 96.8% ( Cost $53,332,840 )			46,917,917
NET OTHER ASSETS AND LIABILITIES - 3.2%			1,528,014

TOTAL NET ASSETS - 100.0%			$48,445,931

*	Non-income producing.
(A)
Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 2).

ADR	American Depositary Receipt.
PLC	Public Limited Company.

Ultra Series Fund | September 30, 2015
Madison International Stock Fund Portfolio of Investments (unaudited)

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 9/30/15

Consumer Discretionary	8.7%
Consumer Staples	13.3%
Energy	9.7%
Financials	18.2%
Health Care	12.1%
Industrials	14.1%
Information Technology	11.5%
Materials	8.4%
Money Market Funds	0.8%
Net Other Assets and Liabilities	3.2%

100.0%

Ultra Series Fund | September 30, 2015
Target Retirement 2020 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.1%
Master Fund - 97.1%#
Madison Funds: Madison Target Retirement 2020 Fund Class R6 (A)		5,469,325	$53,708,769

Money Market Funds - 3.0%
State Street Institutional U.S. Government Money Market Fund		1,638,644	1,638,644

TOTAL INVESTMENTS - 100.1% ( Cost $51,189,534 )			55,347,413
NET OTHER ASSETS AND LIABILITIES - (0.1%)			(64,683)

TOTAL NET ASSETS - 100.0%			$55,282,730

#	See Note 4 for a complete listing of holdings of the Master Fund.
(A)	Affiliated Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2015
Target Retirement 2030 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.9%
Master Fund - 97.8%#
Madison Funds: Madison Target Retirement 2030 Fund Class R6 (A)		8,076,072	$77,207,252

Money Market Funds - 2.1%
State Street Institutional U.S. Government Money Market Fund		1,618,811	1,618,811

TOTAL INVESTMENTS - 99.9% ( Cost $71,099,492 )			78,826,063
NET OTHER ASSETS AND LIABILITIES - 0.1%			79,161

TOTAL NET ASSETS - 100.0%			$78,905,224

#	See Note 4 for a complete listing of holdings of the Master Fund.
(A)	Affiliated Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2015
Target Retirement 2040 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.8%
Master Fund - 96.7%#
Madison Funds: Madison Target Retirement 2040 Fund Class R6 (A)		5,201,027	$48,993,672

Money Market Funds - 3.1%
State Street Institutional U.S. Government Money Market Fund		1,552,126	1,552,126

TOTAL INVESTMENTS - 99.8% ( Cost $44,792,923 )			50,545,798
NET OTHER ASSETS AND LIABILITIES - 0.2%			105,352

TOTAL NET ASSETS - 100.0%			$50,651,150

#	See Note 4 for a complete listing of holdings of the Master Fund.
(A)	Affiliated Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2015
Target Retirement 2050 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.8%
Master Fund - 93.8%#
Madison Funds: Madison Target Retirement 2050 Fund Class R6 (A)		2,035,448	$19,112,860

Money Market Funds - 6.0%
State Street Institutional U.S. Government Money Market Fund		1,217,207	1,217,207

TOTAL INVESTMENTS - 99.8% ( Cost $18,635,533 )			20,330,067
NET OTHER ASSETS AND LIABILITIES - 0.2%			47,787

TOTAL NET ASSETS - 100.0%			$20,377,854

#	See Note 4 for a complete listing of holdings of the Master Fund.
(A)	Affiliated Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2015
Notes to Portfolios of Investments (unaudited)

1. Portfolio Valuation: The Ultra Series Fund (the "Trust" and each series of the Trust referred to individually as a "Fund", and collectively, the "Funds") values securities and other investments as follows: Equity securities, including American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price ("NOCP")). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, or various relationships observed in the market for such investments.

Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. Liquidity in the tax-exempt market has been reduced as a result of overall economic conditions and credit tightening. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange ((the "NYSE") usually 4:00 p.m. Eastern Standard Time) on each day on which the NYSE is open for business. NAV per share is determined by dividing each Fund's total net assets by the number of shares of such Fund outstanding at the time of calculation. Because the assets of each Allocation and Target Date Fund consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each Fund is determined based on the NAV's of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Money Market Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Pricing Committee (the "Committee") and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation and Target Date Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair value" any of the investments of these Funds. However, an Underlying Fund may need to "fair value" one or more of its investments, which may, in turn, require an Allocation or Target Date Fund to do the same because of delays in obtaining the Underlying Fund's NAV.

A Fund's investments (or Underlying Fund) will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the Fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine

Ultra Series Fund | September 30, 2015
Notes to Portfolios of Investments (unaudited)

the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.

In addition to independent fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on holiday.

2. Illiquid Securities: Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market Fund, which limits the investment in illiquid securities to 5% of net assets. An illiquid security is generally defined as any investment that may be difficult to sell within seven days for the price at which the Fund values it. At September 30, 2015, investments in securities of the Core Bond, High Income and Diversified Income Funds included issues that are illiquid. As of that date, the aggregate values of illiquid securities held by the Core Bond, High Income and Diversified Income Funds were $3,957,438, $372,000 and $4,642,999, respectively, which represent 1.7%, 1.2% and 1.5% of net assets, respectively. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above. Information concerning the illiquid securities held at September 30, 2015, which includes cost and acquisition date, is as follows:

Security	Acquisition Date	Cost
Core Bond Fund
AARP, Inc.	5/16/02	$2,088,246
Indianapolis Power & Light Co.	10/2/06	994,489
		$3,082,735

High Income Fund
First Quality Finance Co. Inc.	8/7/14	$379,432
		$379,432

Diversified Income Fund
AARP, Inc.	5/16/02	$2,088,246
Indianapolis Power & Light Co.	10/2/06	1,546,430
		$3,634,676

3. Fair Value Measurements: Each Fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other

Ultra Series Fund | September 30, 2015
Notes to Portfolios of Investments (unaudited)

relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended September 30, 2015, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of September 30, 2015, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of September 30, 2015, in valuing the Funds' investments carried at fair value (please see the Portfolio of Investments for each Fund for a listing of all securities within each category):

Ultra Series Fund | September 30, 2015
Notes to Portfolios of Investments (unaudited)

Fund[1]	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/15

Conservative Allocation	$163,350,286	$ —	$ —	$163,350,286

Moderate Allocation	284,855,631	—	—	284,855,631

Aggressive Allocation	97,209,465	—	—	97,209,465

Money Market Fund[2]	733,939	16,755,259	—	17,489,198

Core Bond
Assets:
Asset Backed Securities	—	4,409,673	—	4,409,673
Commercial Mortgage-Backed Securities	—	4,184,996	—	4,184,996
Collateralized Mortgage Obligation	—	480,453	—	480,453
Corporate Notes and Bonds	—	74,231,039	—	74,231,039
Long Term Municipal Bonds	—	4,561,820	—	4,561,820
Mortgage Backed Securities	—	54,271,801	—	54,271,801
U.S. Government and Agency Obligations	—	87,733,153	—	87,733,153
Short-Term Investments	1,245,095	—	—	1,245,095

	1,245,095	229,872,935	—	231,118,030
Other Financial Instruments
Futures	660	—	—	660

High Income
Corporate Notes and Bonds	—	30,488,045	—	30,488,045
Short-Term Investments	645,878	—	—	645,878

	645,878	30,488,045	—	31,133,923

Ultra Series Fund | September 30, 2015
Notes to Portfolios of Investments (unaudited)

Diversified Income
Common Stocks	161,785,315	—	—	161,785,315
Asset Backed Securities	—	4,918,029	—	4,918,029
Commercial Mortgage-Backed Securities	—	1,909,116	—	1,909,116
Corporate Notes and Bonds	—	48,852,135	—	48,852,135
Long Term Municipal Bonds	—	5,165,867	—	5,165,867
Mortgage Backed Securities	—	32,454,246	—	32,454,246
U.S. Government and Agency Obligations	—	50,311,975	—	50,311,975
Short-Term Investments	4,402,820	—	—	4,402,820

	166,188,135	143,611,368	—	309,799,503
Large Cap Value
Common Stocks	338,048,424	—	—	338,048,424
Short-Term Investments	44,137,150	—	—	44,137,150

	382,185,574	—	—	382,185,574
Large Cap Growth
Common Stocks	271,568,420	—	—	271,568,420
Short-Term Investments	10,454,883	—	—	10,454,883

	282,023,303	—	—	282,023,303
Mid Cap
Common Stocks	225,371,012	—	—	225,371,012
Short-Term Investments	13,614,175	—	—	13,614,175

	238,985,187	—	—	238,985,187
Small Cap
Common Stocks	5,145,924	—	—	5,145,924
Short-Term Investments	198,602	—	—	198,602

	5,344,526	—	—	5,344,526
International Stock
Common Stocks
Australia	—	928,560	—	928,560
Brazil	—	718,184	—	718,184
Denmark	—	2,045,649	—	2,045,649
France	—	8,111,653	—	8,111,653
Germany	—	1,266,108	—	1,266,108
Ireland	—	1,059,073	—	1,059,073
Israel	988,332	—	—	988,332
Japan	—	4,443,795	—	4,443,795
Netherlands	—	2,106,681	—	2,106,681
Singapore	—	806,269	—	806,269
South Korea	—	1,040,556	—	1,040,556
Sweden	—	1,057,090	—	1,057,090
Switzerland	1,313,028	6,802,847	—	8,115,875
United Kingdom	—	13,856,717	—	13,856,717
Short-Term Investments	373,375	—	—	373,375

	2,674,735	44,243,182	—	46,917,917

Ultra Series Fund | September 30, 2015
Notes to Portfolios of Investments (unaudited)

Madison Target Retirement 2020[3]	55,347,413	—	—	55,347,413

Madison Target Retirement 2030[3]	78,826,063	—	—	78,826,063

Madison Target Retirement 2040[3]	50,545,798	—	—	50,545,798

Madison Target Retirement 2050[3]	20,330,067	—	—	20,330,067

1See respective portfolio of investments for underlying holdings in each Fund. For additional information on the underlying funds held in the Allocation and Target Date Funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.
2At September 30, 2015, all Level 2 securities held are U.S. Government and Agency Obligations. See Portfolio of Investments.
3Please refer to Note 4 for a list of underlying holdings of the Master Fund held by each respective Ultra Series Target Date Fund.

Derivatives: The FASB issued guidance intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a Fund uses derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge items affect a Fund's financial position, results of operations and cash flows.

The following table presents the types of derivatives in the Core Bond Fund and their effect:

		Asset Derivatives
Fund	Derivatives not accounted for as hedging instruments	Fair Value
Core Bond Fund	Interest rate contracts, futures	$660

4. Target Date Funds: The Ultra Series Madison Target Retirement 2020, Ultra Series Madison Target Retirement 2030, Ultra Series Madison Target Retirement 2040 and Ultra Series Madison Target Retirement 2050 Funds seek to achieve their investment objectives by investing in the shares of the corresponding Madison Funds Target Retirement Date Fund series, other than cash required to process shareholder transactions.

The following tables represent the holdings of the underlying Madison Funds series in which the corresponding Ultra Series Madison Target Date Fund invests:

Ultra Series Fund | September 30, 2015
Notes to Portfolios of Investments (unaudited)

Madison Funds: Madison Target Retirement 2020 Fund Portfolio of Investments (unaudited)1

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.0%
Alternative Funds - 2.5%
SPDR Gold Shares *		12,661	$1,352,954

Bond Funds - 62.9%
Baird Aggregate Bond Fund Institutional Shares		201,368	2,164,701
iShares 20+ Year Treasury Bond ETF		8,784	1,085,175
iShares 3-7 Year Treasury Bond ETF ^		130,341	16,247,006
iShares 7-10 Year Treasury Bond ETF		55,263	5,961,220
iShares TIPS Bond Fund ETF		24,490	2,710,798
Metropolitan West High Yield Bond Fund Class I		293,161	2,705,876
Metropolitan West Total Return Bond Fund Class I		199,696	2,162,709
Vanguard Short-Term Corporate Bond ETF		6,775	540,035
Vanguard Total Bond Market ETF		6,591	540,000

			34,117,520
Foreign Stock Funds - 6.5%
iShares Global Energy ETF		9,601	275,453
iShares MSCI EAFE Minimum Volatility ETF		13,049	814,127
iShares MSCI United Kingdom ETF		33,140	543,165
Vanguard FTSE All-World ex-U.S. ETF		12,742	543,191
WisdomTree Europe Hedged Equity Fund		14,897	814,121
WisdomTree Japan Hedged Equity Fund		11,198	544,895

			3,534,952
Money Market Funds - 2.1%
State Street Institutional U.S. Government Money Market Fund		1,132,622	1,132,622

Stock Funds - 26.0%
iShares Core S&P Mid-Cap ETF		9,944	1,358,450
PowerShares Buyback Achievers Portfolio ETF		49,649	2,173,633
Schwab U.S. Dividend Equity ETF		22,656	814,483
SPDR S&P 500 ETF Trust		39,711	7,609,819
SPDR S&P Homebuilders ETF		15,918	544,873
Vanguard Growth ETF		5,427	544,274
Vanguard Health Care ETF		2,235	273,922
Vanguard Information Technology ETF		8,158	815,800

			14,135,254

TOTAL INVESTMENTS - 100.0% ( Cost $51,313,885 )			54,273,302
NET OTHER ASSETS AND LIABILITIES - 0.0%			(1,253)

TOTAL NET ASSETS - 100.0%			$54,272,049

*	Non-income producing.
^	The annual report and prospectus for the iShares 3-7 Year Treasury Bond ETF can be found at:http://www.ishares.com/us/library/financial-legal-tax.
ETF	Exchange Traded Fund.
1
Reported on a cash basis and therefore may not include unsettled shareholder trades from the feeder fund.

For additional information on the underlying funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Ultra Series Fund | September 30, 2015
Notes to Portfolios of Investments (unaudited)

Madison Funds: Madison Target Retirement 2030 Fund Portfolio of Investments (unaudited)1

Ultra Series Fund | September 30, 2015
Notes to Portfolios of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.0%
Alternative Funds - 2.5%
SPDR Gold Shares *		18,223	$1,947,310

Bond Funds - 40.4%
Baird Aggregate Bond Fund Institutional Shares		72,458	778,920
iShares 20+ Year Treasury Bond ETF		12,643	1,561,916
iShares 3-7 Year Treasury Bond ETF		112,561	14,030,729
iShares 7-10 Year Treasury Bond ETF		65,079	7,020,072
iShares TIPS Bond Fund ETF		28,199	3,121,347
Metropolitan West High Yield Bond Fund Class I		421,950	3,894,600
Metropolitan West Total Return Bond Fund Class I		71,856	778,205
Vanguard Short-Term Corporate Bond ETF		4,867	387,949

			31,573,738
Foreign Stock Funds - 11.0%
iShares Global Energy ETF		27,567	790,897
iShares MSCI EAFE Minimum Volatility ETF		43,823	2,734,117
iShares MSCI United Kingdom ETF		47,699	781,787
Vanguard FTSE All-World ex-U.S. ETF		36,680	1,563,668
WisdomTree Europe Hedged Equity Fund		28,589	1,562,389
WisdomTree Japan Hedged Equity Fund		24,175	1,176,355

			8,609,213
Money Market Funds - 2.1%
State Street Institutional U.S. Government Money Market Fund		1,665,416	1,665,416

Stock Funds - 44.0%
iShares Core S&P Mid-Cap ETF		22,901	3,128,506
PowerShares Buyback Achievers Portfolio ETF		125,056	5,474,952
Schwab U.S. Dividend Equity ETF		32,609	1,172,294
SPDR S&P 500 ETF Trust		97,983	18,776,482
SPDR S&P Homebuilders ETF		45,927	1,572,081
Vanguard Financials ETF		8,473	392,215
Vanguard Growth ETF		11,717	1,175,098
Vanguard Health Care ETF		6,381	782,055
Vanguard Information Technology ETF		19,571	1,957,100

			34,430,783

TOTAL INVESTMENTS - 100.0% ( Cost $72,513,867 )			78,226,460
NET OTHER ASSETS AND LIABILITIES - 0.0%			7,156

TOTAL NET ASSETS - 100.0%			$78,233,616

*	Non-income producing.
ETF	Exchange Traded Fund.
1
Reported on a cash basis and therefore may not include unsettled shareholder trades from the feeder fund.

For additional information on the underlying funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Madison Funds: Madison Target Retirement 2040 Fund Portfolio of Investments (unaudited)1

Ultra Series Fund | September 30, 2015
Notes to Portfolios of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.0%
Alternative Funds - 2.5%
SPDR Gold Shares *		11,402	$1,218,417

Bond Funds - 30.4%
iShares 20+ Year Treasury Bond ETF		7,911	977,325
iShares 3-7 Year Treasury Bond ETF		46,951	5,852,442
iShares 7-10 Year Treasury Bond ETF		36,194	3,904,247
iShares TIPS Bond Fund ETF		15,438	1,708,832
Metropolitan West High Yield Bond Fund Class I		264,005	2,436,762

			14,879,608
Foreign Stock Funds - 13.5%
iShares Global Energy ETF		17,231	494,357
iShares MSCI EAFE Minimum Volatility ETF		31,336	1,955,053
iShares MSCI United Kingdom ETF		29,844	489,143
Vanguard FTSE All-World ex-U.S. ETF		28,687	1,222,927
WisdomTree Europe Hedged Equity Fund		22,360	1,221,974
WisdomTree India Earnings Fund		12,307	245,156
WisdomTree Japan Hedged Equity Fund		20,168	981,375

			6,609,985
Money Market Funds - 2.1%
State Street Institutional U.S. Government Money Market Fund		1,036,664	1,036,664

Stock Funds - 51.5%
iShares Core S&P Mid-Cap ETF		16,113	2,201,197
PowerShares Buyback Achievers Portfolio ETF		89,422	3,914,895
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		35,123	493,838
Schwab U.S. Dividend Equity ETF		27,204	977,984
SPDR S&P 500 ETF Trust ^		66,414	12,726,915
SPDR S&P Homebuilders ETF		28,735	983,599
Vanguard Financials ETF		10,592	490,304
Vanguard Growth ETF		9,774	980,234
Vanguard Health Care ETF		5,989	734,012
Vanguard Information Technology ETF		17,143	1,714,300

			25,217,278

TOTAL INVESTMENTS - 100.0% ( Cost $44,076,059 )			48,961,952
NET OTHER ASSETS AND LIABILITIES - 0.0%			22,208

TOTAL NET ASSETS - 100.0%			$48,984,160

*	Non-income producing.
^	The annual report, prospectus and other shareholder information for the SPDR S&P 500 ETF Trust can be found at www.spdrs.com/product/fund.seam?ticker=SPY.
ETF	Exchange Traded Fund.
1
Reported on a cash basis and therefore may not include unsettled shareholder trades from the feeder fund.

For additional information on the underlying funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Madison Funds: Madison Target Retirement 2050 Fund Portfolio of Investments (unaudited)1

Ultra Series Fund | September 30, 2015
Notes to Portfolios of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.9%
Alternative Funds - 2.5%
SPDR Gold Shares *		4,473	$477,985

Bond Funds - 19.4%
iShares 20+ Year Treasury Bond ETF		3,104	383,468
iShares 3-7 Year Treasury Bond ETF		9,210	1,148,027
iShares 7-10 Year Treasury Bond ETF		12,425	1,340,285
iShares TIPS Bond Fund ETF		5,192	574,702
SPDR Barclays Short-Term High Yield Bond ETF		10,646	286,803

			3,733,285
Foreign Stock Funds - 16.0%
iShares Global Energy ETF		6,752	193,715
iShares MSCI EAFE Minimum Volatility ETF		13,831	862,916
iShares MSCI United Kingdom ETF		11,709	191,910
Vanguard FTSE All-World ex-U.S. ETF		13,506	575,761
WisdomTree Europe Hedged Equity Fund		10,527	575,301
WisdomTree India Earnings Fund		9,657	192,367
WisdomTree Japan Hedged Equity Fund		9,907	482,075

			3,074,045
Money Market Funds - 2.1%
State Street Institutional U.S. Government Money Market Fund		403,538	403,538

Stock Funds - 59.9%
iShares Core S&P Mid-Cap ETF		7,027	959,959
Market Vectors Agribusiness ETF		4,210	192,986
PowerShares Buyback Achievers Portfolio ETF		35,098	1,536,590
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		27,669	389,020
Schwab U.S. Dividend Equity ETF		18,624	669,533
SPDR S&P 500 ETF Trust ^		28,061	5,377,329
SPDR S&P Homebuilders ETF		11,274	385,909
Vanguard Financials ETF		6,227	288,248
Vanguard Growth ETF		4,794	480,790
Vanguard Health Care ETF		3,133	383,981
Vanguard Information Technology ETF		8,647	864,700

			11,529,045

TOTAL INVESTMENTS - 99.9% ( Cost $17,930,232 )			19,217,898
NET OTHER ASSETS AND LIABILITIES - 0.1%			15,915

TOTAL NET ASSETS - 100.0%			$19,233,813

*	Non-income producing.
^	The annual report, prospectus and other shareholder information for the SPDR S&P 500 ETF Trust can be found at www.spdrs.com/product/fund.seam?ticker=SPY.
ETF	Exchange Traded Fund.
1
Reported on a cash basis and therefore may not include unsettled shareholder trades from the feeder fund.

For additional information on the underlying funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Ultra Series Fund | September 30, 2015
Notes to Portfolios of Investments (unaudited)

5. Federal Income Tax Information: At September 30, 2015, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, excluding options, as computed on a federal income tax basis for each Fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$6,824,484	$(2,661,375)	$4,163,109
Moderate Allocation	21,324,950	(5,399,488)	15,925,462
Aggressive Allocation	8,429,204	(2,226,256)	6,202,948
Core Bond	12,767,005	(5,429,020)	7,337,985
High Income	293,476	(2,398,763)	(2,105,287)
Diversified Income	46,751,093	(7,521,438)	39,229,655
Large Cap Value	44,879,225	(8,977,883)	35,901,342
Large Cap Growth	77,938,270	(4,567,701)	73,370,569
Mid Cap	66,171,585	(6,349,638)	59,821,947
Small Cap	1,850,491	(210,879)	1,639,612
International Stock	2,151,475	(8,566,398)	(6,414,923)
Madison Target Retirement 2020	4,157,879	-	4,157,879
Madison Target Retirement 2030	7,726,571	-	7,726,571
Madison Target Retirement 2040	5,752,875	-	5,752,875
Madison Target Retirement 2050	1,694,534	-	1,694,534

6. Investment Risks: Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the Fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The Funds may be subject to interest rate policy risk, which are the risks associated with the Federal Reserve System’s program to stabilize the economy (the “quantitative easing program”) in the wake of the financial crisis that began in 2007. As a result of the quantitative easing program, the United States is experiencing historically low interest rate levels. A low interest rate environment can pose risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders and pay expenses out of Fund assets. However, continued economic recovery and the cessation of the quantitative easing program increase the risk that interest rates will rise in the near future and that the Funds will face a heightened level of interest rate risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of a Fund’s investments and share price to decline. The Core Bond may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.

The Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additionally, while the Fund has maintained a constant share price since inception, and will continue to try to do so, neither the Investment Adviser nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the Fund's share price from falling below $1.00.

Ultra Series Fund | September 30, 2015
Notes to Portfolios of Investments (unaudited)

The Core Bond Fund may invest in futures contracts or options on futures contracts. Investing in futures contracts and options on futures entail certain other risks: such as unanticipated changes in interest rates, securities prices or currency exchange rates, and may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and portfolio position, which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. Perfect correlation between the Fund’s futures positions and portfolio positions may be difficult to achieve.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Fund generally invests at least 80% of its net assets in high yield securities.

The Allocation and Target Date Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each Fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that Fund. Accordingly, these Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Allocation and Target Date Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the Fund's assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

The Funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The Funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The Funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the Funds. The Funds do monitor this risk closely.

In addition to the other risks described above in the prospectus, you should understand what we refer to as "unknown market risks." Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the Funds.

Ultra Series Fund | September 30, 2015

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer determined that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications of the principal executive officer and the principal financial officer as required by Rule 30a-2(a) under the Act are filed herewith.

Ultra Series Fund | September 30, 2015

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ultra Series Fund

By: /s/ Lisa R. Lange

Lisa R. Lange, Chief Compliance Officer

Date: November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Katherine L. Frank

Katherine L. Frank, Principal Executive Officer

Date: November 23, 2015

By: /s/ Greg Hoppe

Greg Hoppe, Principal Financial Officer

Date: November 23, 2015